Risk/Return Detail Data - FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO	Apr. 29, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity California Municipal Trust
FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO | Fidelity California Limited Term Tax-Free Bond Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® California Limited Term Tax-Free Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® California Limited Term Tax-Free Bond Fund seeks a high level of current income, exempt from federal and California personal income taxes.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23 % of the average value of its portfolio.
Portfolio Turnover, Rate	23.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds.Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in investment-grade municipal debt securities whose interest is exempt from federal and California personal income taxes. Normally not investing in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax. Managing the fund to have similar overall interest rate risk to the supplemental index. Normally maintaining a dollar-weighted average maturity between two and five years. Allocating assets across different market sectors and maturities. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease. Geographic Concentration. Unfavorable political or economic conditions within California can affect the credit quality of issuers located in that state. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency . You could lose money by investing in the fund. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Nondiversified Status [Text]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Mar. 31, 2023
Bar Chart, Year to Date Return	1.47%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2022
Highest Quarterly Return	2.38%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return	(4.08%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO | Fidelity California Limited Term Tax-Free Bond Fund | Fidelity California Limited Term Tax-Free Bond Fund
Risk/Return:
Management fee	0.20%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%	[1]
Total annual operating expenses	0.29%
1 year	$ 30
3 years	93
5 years	163
10 years	$ 368
2013	0.30%
2014	3.25%
2015	1.70%
2016	(0.46%)
2017	2.27%
2018	1.26%
2019	4.07%
2020	2.93%
2021	0.24%
2022	(4.38%)
FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO | Fidelity California Limited Term Tax-Free Bond Fund | Return Before Taxes | Fidelity California Limited Term Tax-Free Bond Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	(4.38%)
Past 5 years	0.78%
Past 10 years	1.09%
FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO | Fidelity California Limited Term Tax-Free Bond Fund | After Taxes on Distributions | Fidelity California Limited Term Tax-Free Bond Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	(4.38%)
Past 5 years	0.77%
Past 10 years	1.08%
FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO | Fidelity California Limited Term Tax-Free Bond Fund | After Taxes on Distributions and Sales | Fidelity California Limited Term Tax-Free Bond Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	(2.07%)
Past 5 years	0.96%
Past 10 years	1.22%
FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO | Fidelity California Limited Term Tax-Free Bond Fund | LB015
Risk/Return:
Label	Bloomberg Municipal Bond Index
Past 1 year	(8.53%)
Past 5 years	1.25%
Past 10 years	2.13%
FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO | Fidelity California Limited Term Tax-Free Bond Fund | LB286
Risk/Return:
Label	Bloomberg California Enhanced Municipal 1-7 Year Non-AMT Index
Past 1 year	(3.59%)
Past 5 years	0.99%
Past 10 years	1.21%

[1]	A Adjusted to reflect current fees.